Quarterly portfolio holdings
John Hancock
Strategic Income Opportunities Fund
Fixed income
November 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 11-30-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 9.9%					$259,940,155
(Cost $277,588,370)
U.S. Government 4.2%					110,926,459
U.S. Treasury
Bond	2.000	02-15-50		10,970,000	6,633,422
Bond	2.750	11-15-42		9,535,000	7,476,408
Bond	3.000	02-15-49		47,640,000	36,040,779
Bond	3.000	08-15-52		1,430,000	1,056,413
Bond	3.625	02-15-53		8,040,000	6,707,433
Note	2.750	08-15-32		25,330,000	23,805,253
Note	3.500	02-15-33		22,945,000	22,494,167
Note	4.250	08-15-35		6,585,000	6,712,584
U.S. Government Agency 5.7%					149,013,696
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	01-01-55		1,053,596	1,059,919
30 Yr Pass Thru	5.000	01-01-55		8,335,723	8,396,173
30 Yr Pass Thru	5.500	02-01-55		7,662,684	7,853,320
30 Yr Pass Thru	6.000	02-01-55		5,326,562	5,540,865
Federal National Mortgage Association
30 Yr Pass Thru	5.000	12-01-54		8,092,251	8,166,108
30 Yr Pass Thru	5.500	02-01-54		6,463,910	6,580,283
30 Yr Pass Thru	5.500	03-01-54		9,868,038	10,107,373
30 Yr Pass Thru	5.500	04-01-54		18,737,353	19,057,125
30 Yr Pass Thru	5.500	10-01-54		12,628,174	12,930,505
30 Yr Pass Thru	5.500	10-01-54		6,287,150	6,418,023
30 Yr Pass Thru	5.500	11-01-54		7,555,753	7,741,367
30 Yr Pass Thru	5.500	12-01-54		12,202,181	12,562,951
30 Yr Pass Thru	5.500	01-01-55		8,247,467	8,465,538
30 Yr Pass Thru	5.500	01-01-55		8,086,038	8,312,475
30 Yr Pass Thru	5.500	01-01-55		7,348,039	7,468,848
30 Yr Pass Thru	6.000	01-01-55		5,682,250	5,907,312
Government National Mortgage Association
30 Yr Pass Thru	4.000	08-20-52		2,295,535	2,201,132
30 Yr Pass Thru	4.000	10-20-52		2,872,948	2,751,208
30 Yr Pass Thru	4.000	11-20-52		2,909,349	2,786,976
30 Yr Pass Thru	4.500	08-20-52		888,479	875,657

30 Yr Pass Thru	4.500	12-20-52		3,890,328	3,830,538
Foreign government obligations 20.1%					$524,546,286
(Cost $540,360,208)
Australia 3.4%					87,613,070
Airservices Australia	2.200	05-15-30	AUD	7,450,000	4,386,289
Airservices Australia	5.400	11-15-28	AUD	8,020,000	5,379,040
Commonwealth of Australia	4.250	03-21-36	AUD	10,145,000	6,486,516
New South Wales Treasury Corp.	4.250	02-20-36	AUD	14,060,000	8,521,659
New South Wales Treasury Corp.	4.750	09-20-35	AUD	16,965,000	10,806,411
New South Wales Treasury Corp.	4.750	02-20-37	AUD	15,785,000	9,857,145
New South Wales Treasury Corp.	5.250	02-24-38	AUD	7,385,000	4,775,579
Queensland Treasury Corp. (A)	3.250	05-21-35	EUR	3,530,000	4,092,919
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	5,165,000	3,209,988
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	5,425,000	3,544,237
Queensland Treasury Corp. (A)	5.250	08-13-38	AUD	5,810,000	3,723,518
Treasury Corp. of Victoria	2.250	11-20-41	AUD	8,500,000	3,533,889
Treasury Corp. of Victoria	4.250	12-20-32	AUD	7,415,000	4,708,118
Treasury Corp. of Victoria	4.750	09-15-36	AUD	9,770,000	6,119,180
Treasury Corp. of Victoria	5.000	11-20-40	AUD	6,040,000	3,676,112
Treasury Corp. of Victoria	5.250	09-15-38	AUD	7,470,000	4,792,470
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Austria 0.1%					$3,139,535
Republic of Austria (A)	2.900	02-20-33	EUR	2,680,000	3,139,535
Brazil 1.5%					38,969,766
Federative Republic of Brazil	10.000	01-01-27	BRL	206,300,000	38,969,766
Canada 2.0%					51,765,430
CDP Financial, Inc.	4.200	12-02-30	CAD	4,370,000	3,299,710
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	3,230,000	2,204,083
Government of Canada	0.500	12-01-30	CAD	1,835,000	1,176,070
Government of Canada	2.750	05-01-27	CAD	7,405,000	5,327,022
Government of Canada	3.500	09-01-29	CAD	4,885,000	3,605,346
OMERS Finance Trust (A)	3.250	01-28-35	EUR	2,480,000	2,861,329
OMERS Finance Trust (A)(B)	4.750	03-26-31		2,295,000	2,387,390
Ontario Teachers’ Finance Trust (A)	2.000	04-16-31		9,405,000	8,546,899
Province of British Columbia	4.200	07-06-33		5,505,000	5,521,524
Province of Ontario	3.100	01-31-34	EUR	4,245,000	4,917,461
Province of Ontario	3.450	06-02-45	CAD	6,850,000	4,370,383
Province of Quebec	4.500	09-08-33		7,382,000	7,548,213
China 0.1%					3,410,950
People’s Republic of China	2.690	08-12-26	CNY	23,910,000	3,410,950
Czech Republic 1.0%					26,078,943
Czech Republic	3.500	05-30-35	CZK	343,600,000	15,153,706
Czech Republic	4.250	10-24-34	CZK	140,340,000	6,584,484
Czech Republic	4.500	11-11-32	CZK	90,010,000	4,340,753
Finland 0.3%					8,130,568
Republic of Finland (A)	3.000	09-15-33	EUR	6,930,000	8,130,568
Germany 0.4%					9,915,204
Federal Republic of Germany	2.200	02-15-34	EUR	4,635,000	5,229,740
Federal Republic of Germany, Zero Coupon	0.000	08-15-31	EUR	2,540,000	2,583,898
Federal Republic of Germany, Zero Coupon	0.000	05-15-35	EUR	2,330,000	2,101,566
India 1.0%					26,082,266
Republic of India	6.010	07-21-30	INR	352,200,000	3,900,386
Republic of India	6.100	07-12-31	INR	190,250,000	2,095,178
Republic of India	6.330	05-05-35	INR	449,630,000	4,948,795
Republic of India	6.450	10-07-29	INR	90,950,000	1,026,853
Republic of India	7.100	04-18-29	INR	1,222,240,000	14,111,054
Indonesia 1.9%					49,302,414
Republic of Indonesia	1.100	03-12-33	EUR	2,169,000	2,099,634
Republic of Indonesia	3.050	03-12-51		4,010,000	2,708,875
Republic of Indonesia	6.375	04-15-32	IDR	215,083,000,000	13,099,657
Republic of Indonesia	6.500	07-15-30	IDR	95,933,000,000	5,923,887
Republic of Indonesia	6.500	02-15-31	IDR	204,732,000,000	12,561,737
Republic of Indonesia	6.625	05-15-33	IDR	63,035,000,000	3,873,108
Republic of Indonesia	8.750	05-15-31	IDR	98,845,000,000	6,690,888
Republic of Indonesia	9.000	03-15-29	IDR	35,359,000,000	2,344,628
Japan 0.9%					22,364,675
Government of Japan	2.100	12-20-25	JPY	3,490,650,000	22,364,675
New Zealand 2.4%					64,068,089
Government of New Zealand	0.250	05-15-28	NZD	4,170,000	2,229,761
Government of New Zealand	0.500	05-15-26	NZD	13,910,000	7,913,948
Government of New Zealand	1.750	05-15-41	NZD	17,320,000	6,639,197
Government of New Zealand	2.000	05-15-32	NZD	9,515,000	4,860,112
Government of New Zealand	3.500	04-14-33	NZD	12,895,000	7,143,370
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
New Zealand (continued)
Government of New Zealand	4.250	05-15-34	NZD	37,005,000	$21,367,154
Government of New Zealand	4.250	05-15-36	NZD	5,207,000	2,958,251
Government of New Zealand	4.500	05-15-35	NZD	10,035,000	5,863,456
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	5,046,000	2,728,170
New Zealand Local Government Funding Agency	4.700	08-01-28	AUD	3,580,000	2,364,670
Norway 1.3%					34,277,214
Kingdom of Norway (A)	1.250	09-17-31	NOK	77,025,000	6,585,344
Kingdom of Norway (A)	2.125	05-18-32	NOK	159,405,000	14,164,277
Kingdom of Norway (A)	3.000	08-15-33	NOK	32,715,000	3,028,517
Kingdom of Norway (A)	3.750	06-12-35	NOK	108,825,000	10,499,076
Philippines 2.3%					60,620,013
Republic of the Philippines	0.875	05-17-27	EUR	7,560,000	8,553,540
Republic of the Philippines	6.250	02-28-29	PHP	355,565,000	6,219,397
Republic of the Philippines	6.250	01-14-36	PHP	188,000,000	3,175,456
Republic of the Philippines	6.375	07-27-30	PHP	710,320,000	12,481,704
Republic of the Philippines	6.375	04-28-35	PHP	262,590,000	4,637,196
Republic of the Philippines	6.500	05-19-29	PHP	747,490,000	13,194,879
Republic of the Philippines	6.750	09-15-32	PHP	511,010,000	9,220,176
Republic of the Philippines	8.000	09-30-35	PHP	160,300,000	3,137,665
Qatar 0.2%					5,073,027
State of Qatar (A)	4.817	03-14-49		5,250,000	5,073,027
United Arab Emirates 0.1%					2,966,587
Government of Abu Dhabi (A)	3.875	04-16-50		3,590,000	2,966,587
United Kingdom 1.2%					30,768,535
Government of the United Kingdom	3.250	01-31-33	GBP	4,465,000	5,563,294
Government of the United Kingdom	3.750	03-07-27	GBP	9,460,000	12,522,018
Government of the United Kingdom	4.125	07-22-29	GBP	3,935,000	5,261,609

Government of the United Kingdom	4.250	07-31-34	GBP	5,660,000	7,421,614
Corporate bonds 45.3%					$1,183,734,416
(Cost $1,191,225,025)
Communication services 3.4%					89,919,131
Diversified telecommunication services 0.7%
Cellnex Finance Company SA	2.000	09-15-32	EUR	4,000,000	4,223,593
NBN Company, Ltd.	5.000	08-28-31	AUD	15,320,000	10,082,164
NBN Company, Ltd.	5.350	03-06-35	AUD	5,770,000	3,796,168
Interactive media and services 0.3%
Alphabet, Inc.	3.000	05-06-33	EUR	4,633,000	5,354,558
Match Group Holdings II LLC (A)	4.125	08-01-30		3,005,000	2,845,843
Media 1.3%
Charter Communications Operating LLC	5.125	07-01-49		11,630,000	9,336,382
Charter Communications Operating LLC	5.750	04-01-48		4,775,000	4,184,375
News Corp. (A)	3.875	05-15-29		8,600,000	8,298,294
Sirius XM Radio LLC (A)	4.125	07-01-30		10,585,000	10,022,567
Virgin Media Secured Finance PLC	4.250	01-15-30	GBP	2,745,000	3,340,272
Wireless telecommunication services 1.1%
T-Mobile USA, Inc.	2.700	03-15-32		2,825,000	2,548,854
T-Mobile USA, Inc.	3.500	04-15-31		3,935,000	3,771,488
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		10,570,000	9,659,139
Vmed O2 UK Financing I PLC (A)	4.500	07-15-31	GBP	4,190,000	4,986,329
Vmed O2 UK Financing I PLC (A)	5.625	04-15-32	EUR	2,455,000	2,883,148
Vmed O2 UK Financing I PLC (A)	6.750	01-15-33		4,605,000	4,585,957
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 3.0%					$79,468,184
Automobiles 0.8%
Ford Motor Company	3.250	02-12-32		9,979,000	8,765,727
Ford Motor Credit Company LLC	2.900	02-16-28		875,000	839,255
Ford Motor Credit Company LLC	4.000	11-13-30		1,060,000	998,671
Ford Motor Credit Company LLC	5.625	10-09-28	GBP	4,820,000	6,447,353
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (C)	5.700	09-30-30		2,097,000	2,097,413
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (C)	6.500	09-30-28		1,291,000	1,299,923
Hotels, restaurants and leisure 2.2%
Carnival Corp. (A)	5.750	01-15-30	EUR	3,195,000	3,994,614
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		3,145,000	2,922,595
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		3,635,000	3,642,961
NCL Corp., Ltd. (A)	6.750	02-01-32		5,015,000	5,089,724
New Red Finance, Inc. (A)	3.500	02-15-29		2,287,000	2,208,116
New Red Finance, Inc. (A)	3.875	01-15-28		4,733,000	4,675,706
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		9,053,000	9,321,121
Travel + Leisure Company (A)	4.500	12-01-29		4,547,000	4,436,227
Travel + Leisure Company (A)	6.125	09-01-33		2,440,000	2,478,501
Yum! Brands, Inc.	3.625	03-15-31		13,520,000	12,816,960
Yum! Brands, Inc.	4.625	01-31-32		5,115,000	5,036,436
Yum! Brands, Inc. (A)	4.750	01-15-30		2,390,000	2,396,881
Consumer staples 2.8%					74,116,974
Consumer staples distribution and retail 0.1%
Performance Food Group, Inc. (A)	4.250	08-01-29		3,815,000	3,745,701
Food products 2.7%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		8,760,000	8,949,891
Darling Ingredients, Inc. (A)	6.000	06-15-30		9,060,000	9,200,303
JBS USA Lux SA	3.625	01-15-32		3,750,000	3,513,800
JBS USA Lux SA	5.750	04-01-33		1,522,000	1,595,048
Kraft Heinz Foods Company	3.250	03-15-33	EUR	6,025,000	6,832,206
Kraft Heinz Foods Company	4.375	06-01-46		10,410,000	8,743,786
Kraft Heinz Foods Company	6.875	01-26-39		3,215,000	3,608,665
Kraft Heinz Foods Company (A)	7.125	08-01-39		3,575,000	4,080,238
MARB BondCo PLC (A)	3.950	01-29-31		6,911,000	6,237,634
Mars, Inc. (A)	5.200	03-01-35		5,235,000	5,416,221
Post Holdings, Inc. (A)	4.500	09-15-31		1,720,000	1,621,899
Post Holdings, Inc. (A)	5.500	12-15-29		885,000	885,153
Post Holdings, Inc. (A)	6.375	03-01-33		9,570,000	9,686,429
Energy 7.6%					197,678,092
Oil, gas and consumable fuels 7.6%
Aker BP ASA (A)	5.125	10-01-34		4,925,000	4,873,098
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,985,000	2,148,487
Cenovus Energy, Inc.	5.400	06-15-47		5,678,000	5,258,435
Cenovus Energy, Inc.	6.750	11-15-39		17,108,000	19,068,722
Civitas Resources, Inc. (A)	8.750	07-01-31		7,360,000	7,664,284
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		4,250,000	4,563,882
Continental Resources, Inc. (A)	2.875	04-01-32		14,184,000	12,401,157
Continental Resources, Inc. (A)	5.750	01-15-31		7,511,000	7,745,843
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54		5,475,000	5,868,187
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		6,970,000	7,996,479
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30		6,650,000	6,830,109
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		7,575,000	8,077,071
EQT Corp. (A)	3.625	05-15-31		10,915,000	10,292,914
EQT Corp.	5.750	02-01-34		1,945,000	2,048,860
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Long Ridge Energy LLC (A)	8.750	02-15-32		3,185,000	$3,334,224
MC Brazil Downstream Trading Sarl (A)	7.250	06-30-31		5,404,837	4,540,063
Occidental Petroleum Corp. (B)	5.550	10-01-34		8,340,000	8,493,940
Occidental Petroleum Corp.	6.125	01-01-31		2,380,000	2,518,906
Occidental Petroleum Corp.	6.450	09-15-36		1,400,000	1,494,885
Occidental Petroleum Corp.	7.500	05-01-31		2,835,000	3,197,574
Ovintiv, Inc.	6.500	08-15-34		7,955,000	8,547,999
Ovintiv, Inc.	6.500	02-01-38		6,940,000	7,320,916
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%)	6.200	03-15-56		3,435,000	3,439,699
QatarEnergy (A)	3.300	07-12-51		2,295,000	1,636,209
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55		3,885,000	4,120,501
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(C)	7.875	09-18-30		5,695,000	5,794,663
The Williams Companies, Inc.	5.300	09-30-35		5,893,000	6,035,087
TransCanada PipeLines, Ltd.	6.200	10-15-37		4,033,000	4,348,148
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65		6,910,000	7,051,987
TransCanada PipeLines, Ltd.	7.250	08-15-38		1,726,000	2,004,177
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		6,040,000	5,947,003
Var Energi ASA (A)	6.500	05-22-35		4,915,000	5,233,843
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(C)	9.000	09-30-29		9,140,000	7,780,740
Financials 12.7%					331,577,305
Banks 11.0%
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30		10,935,000	11,340,076
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%)	6.875	11-26-85		6,160,000	6,328,427
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		15,330,000	16,288,125
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	9,975,000	7,565,496
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (C)	7.625	03-15-35		6,767,000	7,142,494
BNP Paribas SA (7.375% to 9-10-34, then 5 Year CMT + 3.535%) (A)(C)	7.375	09-10-34		4,190,000	4,346,832
Canadian Imperial Bank of Commerce (7.000% to 10-28-30, then 5 Year CMT + 3.000%)	7.000	10-28-85		7,645,000	7,882,790
ConnectOne Bancorp, Inc. (8.125% to 6-1-30, then 3 month CME Term SOFR + 4.415%)	8.125	06-01-35		4,710,000	4,945,500
European Bank for Reconstruction & Development	6.300	10-26-27	INR	133,500,000	1,489,033
First Citizens BancShares, Inc. (6.254% to 3-12-35, then 5 Year CMT + 1.970%)	6.254	03-12-40		7,265,000	7,411,172
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (C)	7.000	12-15-30		12,282,000	12,439,099
First Financial Bancorp (6.375% to 12-1-30, then 3 month CME Term SOFR + 3.000%)	6.375	12-01-35		4,015,000	4,047,923
First Interstate BancSystem, Inc. (7.625% to 6-15-30, then 3 month CME Term SOFR + 3.980%)	7.625	06-15-35		3,125,000	3,250,000
Five Star Bancorp (6.000% to 9-1-27, then Overnight SOFR + 3.290%) (A)	6.000	09-01-32		2,220,000	2,162,565
HSBC Holdings PLC (Overnight SOFR + 1.570%) (B)(D)	5.516	05-13-31		10,630,000	10,830,957
HSBC Holdings PLC (6.950% to 2-27-32, then 5 Year CMT + 2.635%) (C)	6.950	08-27-31		5,878,000	6,100,341
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (C)	7.050	06-05-30		2,355,000	2,442,959
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (C)	6.250	10-15-30		13,584,000	13,400,313
ING Groep NV (7.000% to 11-16-32, then 5 Year SOFR ICE Swap Rate + 3.594%) (C)	7.000	11-16-32		5,605,000	5,791,254
Inter-American Development Bank	7.350	10-06-30	INR	434,000,000	4,966,861
International Bank for Reconstruction & Development	1.200	08-08-34	EUR	5,357,000	5,406,456
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	10,910,000	1,069,239
International Bank for Reconstruction & Development	6.500	04-17-30	INR	419,800,000	4,645,859
International Bank for Reconstruction & Development	6.850	04-24-28	INR	302,500,000	3,408,468
International Development Association	1.750	02-17-27	NOK	17,630,000	1,695,475
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (C)	6.625	09-27-35		6,195,000	6,156,614
Nordic Investment Bank	4.000	11-04-26	NOK	17,000,000	1,677,988
Popular, Inc.	7.250	03-13-28		4,930,000	5,169,386
Provident Financial Services, Inc. (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%)	9.000	05-15-34		4,240,000	4,523,099
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (C)	4.200	02-24-27	CAD	16,420,000	11,146,377
Royal Bank of Canada (6.350% to 11-24-34, then 5 Year CMT + 2.257%)	6.350	11-24-84		6,325,000	6,236,343
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		12,170,000	$12,883,929
Simmons First National Corp. (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%)	6.250	10-01-35		5,380,000	5,436,813
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(C)	8.125	11-21-29		9,665,000	10,123,353
South State Bank NA (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%) (B)	8.375	08-15-34		3,010,000	3,160,500
Southside Bancshares, Inc. (7.000% to 8-15-30, then 3 month CME Term SOFR + 3.570%)	7.000	08-15-35		6,310,000	6,440,293
Standard Chartered PLC (7.000% to 5-14-36, then 5 Year CMT + 2.873%) (A)(C)	7.000	11-14-35		5,185,000	5,306,868
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	3,175,000	4,197,080
The Bank of Nova Scotia (6.875% to 10-27-35, then 5 Year CMT + 2.734%)	6.875	10-27-85		9,810,000	9,896,485
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		7,595,000	8,052,606
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (C)	3.400	09-15-26		5,015,000	4,869,894
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		8,390,000	8,818,083
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)	3.700	01-15-27		3,356,000	3,257,984
Wells Fargo & Company (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%)	3.900	07-22-32	EUR	4,280,000	5,123,238
Western Alliance Bancorp (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.250%) (B)	3.000	06-15-31		9,030,000	8,641,529
Capital markets 0.9%
MSCI, Inc. (A)	3.625	09-01-30		5,745,000	5,497,291
MSCI, Inc. (A)	3.625	11-01-31		4,435,000	4,185,968
MSCI, Inc.	5.150	03-15-36		5,830,000	5,822,893
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(C)	7.125	08-10-34		7,020,000	7,176,778
Financial services 0.2%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	4,670,000	4,391,622
Insurance 0.6%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	16,986,577
Health care 2.0%					52,577,029
Health care providers and services 1.5%
Centene Corp.	2.500	03-01-31		5,735,000	4,944,387
Centene Corp.	3.000	10-15-30		10,010,000	8,930,972
Centene Corp.	3.375	02-15-30		8,650,000	7,943,138
Centene Corp.	4.625	12-15-29		1,835,000	1,773,923
HCA, Inc.	5.600	04-01-34		11,145,000	11,684,371
Rede D’Or Finance Sarl (A)	4.500	01-22-30		3,469,000	3,353,782
Rede D’Or Finance Sarl (A)	4.950	01-17-28		1,316,000	1,312,057
Pharmaceuticals 0.5%
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,288,334
Teva Pharmaceutical Finance Netherlands II BV	4.375	05-09-30	EUR	5,510,000	6,588,593
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46		2,313,000	1,757,472
Industrials 3.8%					97,840,035
Aerospace and defense 1.0%
Airbus SE	1.625	06-09-30	EUR	725,000	800,812
DAE Funding LLC (A)	3.375	03-20-28		560,000	545,234
The Boeing Company	5.805	05-01-50		5,275,000	5,253,121
TransDigm, Inc. (A)	6.250	01-31-34		1,945,000	2,016,652
TransDigm, Inc. (A)	6.750	01-31-34		3,520,000	3,677,835
TransDigm, Inc. (A)	7.125	12-01-31		12,265,000	12,858,552
Building products 0.0%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,070,000	1,195,348
Construction and engineering 0.3%
AECOM (A)	6.000	08-01-33		7,495,000	7,704,410
Ground transportation 0.1%
Uber Technologies, Inc.	4.800	09-15-34		2,440,000	2,453,664
Machinery 0.5%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60		14,075,000	14,096,436
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Passenger airlines 0.8%
American Airlines, Inc. (A)	5.750	04-20-29		11,775,000	$11,913,592
JetBlue Airways Corp. (A)	9.875	09-20-31		6,710,000	6,627,800
United Airlines, Inc. (A)	4.625	04-15-29		1,595,000	1,586,930
Professional services 0.2%
CACI International, Inc. (A)	6.375	06-15-33		3,745,000	3,904,177
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56		4,745,000	4,877,737
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55		6,415,000	6,727,517
United Rentals North America, Inc.	3.875	02-15-31		7,355,000	7,031,141
United Rentals North America, Inc.	4.000	07-15-30		4,730,000	4,569,077
Information technology 1.2%					29,888,520
IT services 0.6%
CoreWeave, Inc. (A)	9.250	06-01-30		11,135,000	10,273,211
Gartner, Inc. (A)	3.750	10-01-30		4,190,000	3,974,197
Software 0.4%
Cloud Software Group, Inc. (A)	6.625	08-15-33		9,343,000	9,326,454
Technology hardware, storage and peripherals 0.2%
Dell International LLC	8.350	07-15-46		4,893,000	6,314,658
Materials 2.8%					73,885,598
Construction materials 0.2%
Quikrete Holdings, Inc. (A)	6.375	03-01-32		2,705,000	2,808,858
Quikrete Holdings, Inc. (A)	6.750	03-01-33		2,402,000	2,501,051
Containers and packaging 0.5%
Ball Corp.	2.875	08-15-30		10,855,000	10,009,016
Sealed Air Corp. (A)	5.000	04-15-29		2,080,000	2,094,516
Metals and mining 2.1%
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		13,087,000	13,369,404
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33		9,975,000	10,288,121
Cleveland-Cliffs, Inc. (A)	7.625	01-15-34		5,425,000	5,629,116
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		3,955,000	3,476,258
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		4,847,000	5,257,580
Freeport-McMoRan, Inc.	5.450	03-15-43		18,950,000	18,451,678
Real estate 1.7%					45,504,577
Hotel and resort REITs 0.0%
Host Hotels & Resorts LP	3.500	09-15-30		795,000	755,341
Residential REITs 0.1%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (A)(B)(C)	9.500	03-30-30		1,601,000	1,632,639
Specialized REITs 1.6%
American Tower Corp.	4.625	05-16-31	EUR	2,410,000	2,991,310
American Tower Trust I (A)	5.490	03-15-28		6,120,000	6,229,037
SBA Communications Corp.	3.125	02-01-29		6,970,000	6,662,127
SBA Communications Corp.	3.875	02-15-27		1,630,000	1,622,218
SBA Tower Trust (A)	6.599	01-15-28		6,770,000	6,930,811
VICI Properties LP (A)	4.125	08-15-30		6,590,000	6,393,349
VICI Properties LP	5.125	05-15-32		5,465,000	5,512,081
VICI Properties LP	5.625	04-01-35		6,620,000	6,775,664
Utilities 4.3%					111,278,971
Electric utilities 2.2%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		10,335,000	11,162,172
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		1,840,000	1,932,344
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Electric utilities (continued)
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		9,250,000	$9,317,682
EUSHI Finance, Inc. (6.250% to 4-1-31, then 5 Year CMT + 2.509%)	6.250	04-01-56		6,045,000	6,051,517
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54		3,465,000	3,649,508
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55		8,050,000	8,418,392
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55		3,610,000	3,819,672
NRG Energy, Inc. (A)	6.000	01-15-36		5,090,000	5,169,363
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55		6,245,000	6,611,713
Independent power and renewable electricity producers 0.9%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		22,635,000	23,090,371
Multi-utilities 1.2%
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55		2,665,000	2,758,600
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55		6,045,000	6,256,061
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		5,175,000	5,396,499
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		6,855,000	7,460,749
E.ON SE	0.625	11-07-31	EUR	2,380,000	2,411,446
Sempra (6.550% to 4-1-35, then 5 Year CMT + 2.138%)	6.550	04-01-55		4,645,000	4,705,766

Spire, Inc. (6.450% to 6-1-36, then 5 Year CMT + 2.327%)	6.450	06-01-56		3,065,000	3,067,116
Convertible bonds 1.5%					$40,164,126
(Cost $35,309,226)
Consumer discretionary 0.2%					6,655,583
Specialty retail 0.2%
Burlington Stores, Inc.	1.250	12-15-27		4,965,000	6,655,583
Utilities 1.3%					33,508,543
Electric utilities 0.6%
FirstEnergy Corp. (A)	3.875	01-15-31		6,715,000	7,468,519
The Southern Company (A)	3.250	06-15-28		3,515,000	3,548,443
TXNM Energy, Inc.	5.750	06-01-54		4,120,000	5,493,608
Multi-utilities 0.7%
CenterPoint Energy, Inc. (A)	3.000	08-01-28		5,620,000	5,757,690
CenterPoint Energy, Inc.	4.250	08-15-26		6,255,000	7,061,658

CMS Energy Corp. (A)	3.125	05-01-31		4,125,000	4,178,625
Term loans (E) 9.1%					$238,545,432
(Cost $239,152,158)
Communication services 0.4%					11,376,829
Entertainment 0.4%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 1.750%)	5.752	09-30-31		4,651,000	4,651,000
TKO Worldwide Holdings LLC, 2025 Term Loan (3 month CME Term SOFR + 2.000%)	5.868	11-21-31		6,705,444	6,725,829
Consumer discretionary 2.5%					64,682,887
Automobile components 0.4%
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.666	01-28-32		10,020,000	10,048,156
Hotels, restaurants and leisure 1.5%
Aramark Services, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	5.916	06-22-30		5,613,330	5,623,547
Aramark Services, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 1.750%)	5.666	04-06-28		1,614,000	1,615,017
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	5.704	11-08-30		5,770,000	5,790,541
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%)	5.827	03-15-28		4,811,957	4,817,972
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.666	09-20-30		11,057,828	11,041,242
Travel + Leisure Company, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	12-14-29		10,103,833	10,134,751
Specialty retail 0.6%
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.166	01-23-32		15,580,500	15,611,661
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 0.5%				$12,524,772
Personal care products 0.5%
Opal US LLC, USD 1st Lien Term Loan B (3 month CME Term SOFR + 3.000%)	6.902	04-28-32	12,445,000	12,524,772
Energy 0.5%				13,197,382
Oil, gas and consumable fuels 0.5%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 2.000%)	5.959	02-11-30	6,979,925	6,979,925
Long Ridge Energy LLC, Term Loan B (3 month CME Term SOFR + 4.500%)	8.502	02-19-32	6,328,200	6,217,457
Financials 0.1%				2,679,163
Financial services 0.1%
Superannuation & Investments US LLC, 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.916	12-01-28	2,671,363	2,679,163
Health care 0.5%				13,828,153
Health care equipment and supplies 0.5%
Medline Borrower LP, 2025 Incremental Term Loan B (1 month CME Term SOFR + 2.000%)	5.916	10-23-30	13,813,372	13,828,153
Industrials 2.5%				65,355,244
Aerospace and defense 0.2%
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.502	02-28-31	1,803,573	1,806,116
TransDigm, Inc., 2024 Term Loan L (3 month CME Term SOFR + 2.500%)	6.502	01-19-32	1,304,475	1,306,510
TransDigm, Inc., 2025 Term Loan K (3 month CME Term SOFR + 2.250%)	6.252	03-22-30	1,145,500	1,146,623
Commercial services and supplies 0.2%
Clean Harbors, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.500%)	5.416	10-08-32	5,805,000	5,842,210
Construction and engineering 0.3%
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%)	5.666	04-18-31	7,103,817	7,159,298
Passenger airlines 1.0%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	6.134	04-20-28	2,215,741	2,213,791
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 3.250%)	7.134	05-28-32	6,328,200	6,345,603
AS Mileage Plan IP, Ltd., 2025 Repriced Term Loan B (3 month CME Term SOFR + 1.750%)	5.634	10-15-31	4,455,000	4,471,706
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.753	08-27-29	6,776,608	6,237,868
United Airlines, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.000%)	5.954	02-22-31	6,514,689	6,526,676
Professional services 0.3%
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	5.666	10-30-31	9,224,084	9,241,425
Trading companies and distributors 0.4%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.916	05-21-32	6,975,000	6,906,506
United Rentals North America, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 1.500%)	5.416	02-14-31	2,807,199	2,819,130
Transportation infrastructure 0.1%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	5.916	10-31-31	2,408,080	2,413,691
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	5.916	10-31-31	915,957	918,091
Information technology 0.8%				21,478,383
IT services 0.2%
Kaseya, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.916	03-20-32	6,301,342	6,307,455
Software 0.6%
Clearwater Analytics LLC, 2025 Term Loan B (6 month CME Term SOFR + 2.250%)	6.460	04-21-32	6,680,000	6,680,000
Cloud Software Group, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.250%)	7.252	03-21-31	8,516,904	8,490,928
Materials 0.8%				20,941,191
Construction materials 0.5%
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.166	02-10-32	14,101,569	14,114,260
Containers and packaging 0.3%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.166	04-01-32	6,875,888	6,826,931
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 0.5%				$12,481,428
Electric utilities 0.5%

NRG Energy, Inc., 2024 Term Loan (1 and 3 month CME Term SOFR + 1.750%)	5.593	04-16-31	12,465,846	12,481,428

Collateralized mortgage obligations 5.7%				$149,333,562
(Cost $148,654,374)
Commercial and residential 2.4%				62,550,219
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	865,642	846,432
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) (A)(D)	5.880	08-15-41	4,145,000	4,150,173
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(D)	4.994	12-15-38	3,962,801	3,959,086
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(D)	4.773	09-15-36	3,201,977	3,199,976
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(D)	5.351	03-15-41	3,368,624	3,368,623
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	3,290,000	3,304,776
Series 2024-BIO, Class D (1 month CME Term SOFR + 3.639%) (A)(D)	7.598	02-15-41	3,805,000	3,757,511
Series 2025-VOLT, Class D (1 month CME Term SOFR + 2.750%) (A)(D)	6.750	12-15-44	2,445,000	2,448,062
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(F)	6.015	10-12-40	1,320,000	1,359,498
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	272,292	269,918
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	2,583,478	40,211
Series 2007-4, Class ES IO	0.350	07-19-37	2,670,090	41,105
Series 2007-6, Class ES IO (A)	0.343	08-19-37	2,920,112	34,458
InTown Mortgage Trust
Series 2025-STAY, Class B (1 month CME Term SOFR + 1.750%) (A)(D)	5.709	03-15-42	4,395,000	4,392,255
Series 2025-STAY, Class C (1 month CME Term SOFR + 2.250%) (A)(D)	6.209	03-15-42	1,745,000	1,744,999
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(D)	5.254	05-15-39	6,814,000	6,568,250
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(D)	5.753	05-15-39	9,970,000	8,954,728
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (F)	5.264	11-25-34	545,113	544,692
NYC Commercial Mortgage Trust
Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) (A)(D)	5.172	02-15-42	3,270,000	3,247,660
ROCK Trust
Series 2024-CNTR, Class D (A)	7.109	11-13-41	7,650,000	8,019,560
SCOTT Trust
Series 2023-SFS, Class AS (A)	6.204	03-10-40	2,260,000	2,298,246
U.S. Government Agency 3.3%				86,783,343
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(D)	6.072	04-25-42	756,888	760,631
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(D)	6.272	05-25-42	2,234,044	2,249,258
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(D)	7.422	05-25-42	5,740,000	5,929,423
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%) (A)(D)	6.222	09-25-42	644,920	648,145
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(D)	6.572	03-25-52	1,250,482	1,261,423
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(D)	7.572	03-25-42	3,825,000	3,927,940
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%) (A)(D)	7.622	08-25-42	3,770,000	3,937,912
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%) (A)(D)	6.072	03-25-44	8,160,000	8,222,923
Series 2025-DNA4, Class M2 (30 day Average SOFR + 1.550%) (A)(D)	5.622	10-25-45	3,165,000	3,164,883
Series 2025-HQA1, Class M1 (30 day Average SOFR + 1.150%) (A)(D)	5.222	02-25-45	4,031,523	4,029,036
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%) (A)(D)	5.722	02-25-45	4,900,000	4,906,125
Series 2025-MN12, Class B1 (30 day Average SOFR + 4.500%) (A)(D)	8.583	11-25-45	6,940,000	6,939,967
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(D)	11.221	02-25-40	2,456,000	2,588,010
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%) (A)(D)	10.272	11-25-41	2,610,000	2,713,736
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%) (A)(D)	7.072	04-25-42	7,111,000	7,245,849
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(D)	6.572	09-25-42	1,803,107	1,825,688
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(D)	6.472	12-25-42	2,132,375	2,177,671
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (A)(D)	7.972	04-25-43	2,960,000	$3,117,410
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%) (A)(D)	6.772	07-25-43	3,405,000	3,500,607
Series 2024-R02, Class 1M1 (30 day Average SOFR + 1.100%) (A)(D)	5.172	02-25-44	3,806,608	3,811,180
Series 2025-R02, Class 1M2 (30 day Average SOFR + 1.600%) (A)(D)	5.672	02-25-45	5,769,000	5,780,705
Series 2025-R04, Class 1M1 (30 day Average SOFR + 1.200%) (A)(D)	5.272	05-25-45	4,192,545	4,225,836

Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%) (A)(D)	5.922	09-25-45	3,820,000	3,818,985
Asset-backed securities 1.7%				$44,742,938
(Cost $44,242,314)
Asset-backed securities 1.7%				44,742,938
AutoNation Finance Trust
Series 2025-1A, Class C (A)	5.190	12-10-30	1,860,000	1,896,972
Series 2025-1A, Class D (A)	5.630	09-10-32	1,190,000	1,213,811
Consolidated Communications LLC
Series 2025-4A, Class A2 (A)	5.522	12-20-55	4,865,000	4,896,676
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	2,735,000	2,725,453
DB Master Finance LLC
Series 2025-1A, Class A2II (A)	5.165	08-20-55	3,000,000	3,022,576
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2II (A)	5.217	07-25-55	2,085,000	2,101,741
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	4,005,165	3,872,621
Home Partners of America Trust
Series 2019-1, Class B (A)	3.157	09-17-39	3,833,770	3,747,402
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	6,116,778	6,251,942
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class B (A)	5.590	08-20-55	5,765,000	5,817,930
OCCU Auto Receivables Trust
Series 2022-1A, Class A3 (A)	5.500	10-15-27	295,348	295,523
Taco Bell Funding LLC
Series 2025-1A, Class A2II (A)	5.049	08-25-55	5,850,000	5,863,829
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	2,985,000	3,036,462

	Shares	Value
Preferred securities 4.4%		$116,129,246
(Cost $108,827,559)
Financials 2.5%		65,811,987
Banks 2.5%
Bank of Hawaii Corp., 8.000%	218,875	5,815,509
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	553,050	14,069,592
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	474,800	12,249,840
First Busey Corp., 8.250%	215,325	5,484,328
Huntington Bancshares, Inc., 4.500%	625	10,756
Live Oak Bancshares, Inc., 8.375% (B)	135,550	3,465,444
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%)	322,375	8,617,084
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	436,125	11,243,303
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	184,925	4,856,131
Industrials 0.7%		17,712,653
Aerospace and defense 0.2%
The Boeing Company, 6.000%	82,250	5,199,845
Trading companies and distributors 0.5%
QXO, Inc., 5.500%	233,100	12,512,808
Information technology 0.2%		6,550,236
Technology hardware, storage and peripherals 0.2%
Hewlett Packard Enterprise Company, 7.625%	107,100	6,550,236
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities 1.0%		$26,054,370
Electric utilities 1.0%
NextEra Energy, Inc., 7.234%	337,100	17,286,488
The Southern Company, 7.125%	171,650	8,767,882

	Yield (%)	Shares	Value
Short-term investments 1.6%			$40,551,331
(Cost $40,553,412)
Short-term funds 1.6%			40,551,331
John Hancock Collateral Trust (G)	3.9009(H)	4,053,876	40,551,331

Total investments (Cost $2,625,912,646) 99.3%	$2,597,687,492
Other assets and liabilities, net 0.7%	17,823,964
Total net assets 100.0%	$2,615,511,456

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $694,745,066 or 26.6% of the fund’s net assets as of 11-30-25.
(B)	All or a portion of this security is on loan as of 11-30-25. The value of securities on loan amounted to $16,946,020.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $17,241,123.
(H)	The rate shown is the annualized seven-day yield as of 11-30-25.
The fund had the following country composition as a percentage of net assets on 11-30-25:
United States	64.1%
Canada	9.1%
Australia	3.9%
United Kingdom	3.8%
New Zealand	2.4%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	13

Philippines	2.3%
Indonesia	1.9%
Norway	1.7%
Brazil	1.7%
Supranational	1.1%
Other countries	8.0%
TOTAL	100.0%
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	312	Long	Dec 2025	$46,437,841	$46,658,320	$220,479
10-Year Canada Government Bond Futures	132	Short	Mar 2026	(11,567,140)	(11,612,637)	(45,497)
10-Year U.S. Treasury Note Futures	169	Short	Mar 2026	(19,129,743)	(19,155,094)	(25,351)
Euro-BTP Italian Government Bond Futures	375	Short	Dec 2025	(51,810,643)	(52,811,706)	(1,001,063)
Euro-OAT Futures	94	Short	Dec 2025	(13,145,357)	(13,399,605)	(254,248)
U.S. Treasury Long Bond Futures	104	Short	Mar 2026	(12,151,579)	(12,213,500)	(61,921)
						$(1,167,601)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	23,736,667	NZD	27,083,492	JPM	12/22/2025	—	$(4,023)
AUD	23,736,667	NZD	27,278,177	RBC	12/22/2025	—	(115,859)
AUD	23,736,667	NZD	27,222,277	SCB	12/22/2025	—	(83,747)
AUD	27,499,208	USD	17,990,270	CITI	12/17/2025	$28,320	—
AUD	46,515,317	USD	30,211,931	MSCS	12/17/2025	266,781	—
AUD	15,047,771	USD	9,798,898	RBC	12/17/2025	61,009	—
CAD	56,324,703	USD	40,080,056	RBC	12/17/2025	259,274	—
CAD	736,286	USD	525,840	TD	12/17/2025	1,482	—
EUR	7,487,045	NOK	87,632,871	RBC	12/17/2025	34,026	—
EUR	15,190,869	USD	17,636,854	BARC	12/17/2025	4,471	—
EUR	903,781	USD	1,047,213	BNP	12/17/2025	2,358	—
EUR	45,221,226	USD	52,734,484	CITI	12/17/2025	—	(218,571)
EUR	15,190,869	USD	17,608,210	HUS	12/17/2025	33,115	—
EUR	16,205,869	USD	18,711,618	JPM	12/17/2025	108,438	—
EUR	16,092,059	USD	18,671,207	MSCS	12/17/2025	16,681	—
EUR	26,607,669	USD	30,906,985	RBC	12/17/2025	—	(7,204)
EUR	15,190,869	USD	17,575,166	SCB	12/17/2025	66,158	—
EUR	11,934,167	USD	13,885,436	BARC	12/22/2025	—	(22,295)
EUR	35,802,500	USD	41,653,680	HUS	12/22/2025	—	(64,257)
GBP	16,472,822	USD	21,971,301	GSI	12/17/2025	—	(166,211)
GBP	6,020,733	USD	7,897,493	HUS	12/17/2025	72,157	—
GBP	29,651,079	USD	39,684,840	UBS	12/17/2025	—	(435,677)
JPY	1,966,670,333	USD	12,736,930	BNY	12/17/2025	—	(127,248)
JPY	1,436,029,161	USD	9,144,372	SSB	12/17/2025	63,003	—
JPY	1,673,579,316	USD	11,290,590	UBS	12/17/2025	—	(560,117)
JPY	7,426,994,356	USD	47,473,333	BNY	12/22/2025	171,162	—
JPY	3,703,760,279	USD	23,736,667	CITI	12/22/2025	23,118	—
JPY	3,714,788,334	USD	23,736,667	SSB	12/22/2025	93,864	—
JPY	1,986,885,254	USD	13,027,500	ANZ	2/4/2026	—	(228,290)
JPY	17,931,835,517	USD	117,247,500	BARC	2/4/2026	—	(1,733,368)
JPY	1,985,814,394	USD	13,027,500	BNY	2/4/2026	—	(235,188)
JPY	3,977,465,107	USD	26,055,000	RBC	2/4/2026	—	(432,780)
JPY	3,971,980,530	USD	26,055,000	SSB	2/4/2026	—	(468,111)
MXN	247,272,742	USD	13,306,605	CITI	12/17/2025	184,114	—
NOK	201,609,315	USD	20,235,982	CITI	12/17/2025	—	(310,919)
NOK	94,380,476	USD	9,339,966	JPM	12/17/2025	—	(12,337)
NOK	86,414,088	USD	8,633,255	RBC	12/17/2025	—	(92,944)
NZD	27,278,059	AUD	23,736,667	SCB	12/22/2025	115,791	—
NZD	755,000	USD	440,635	ANZ	12/17/2025	—	(7,023)
NZD	41,415,307	USD	23,749,235	MSCS	12/17/2025	36,431	—
NZD	41,133,224	USD	23,565,429	SCB	12/17/2025	58,230	—
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	15

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	19,194,042	USD	14,852,782	BARC	12/17/2025	—	$(23,837)
SGD	47,897,622	USD	37,131,955	HUS	12/17/2025	—	(127,181)
SGD	899,000	USD	704,300	SCB	12/17/2025	—	(9,750)
SGD	57,888,356	USD	44,794,230	UBS	12/17/2025	—	(70,809)
USD	25,515,685	AUD	38,498,667	HUS	12/17/2025	$289,805	—
USD	34,482,734	AUD	51,560,715	MSCS	12/17/2025	698,074	—
USD	39,630,598	CAD	55,332,043	CITI	12/17/2025	2,204	—
USD	21,175,197	CAD	29,856,985	RBC	12/17/2025	—	(208,152)
USD	19,662,683	CAD	27,698,821	SCB	12/17/2025	—	(175,005)
USD	18,623,033	EUR	16,042,537	BARC	12/17/2025	—	(7,344)
USD	30,802,773	EUR	26,707,822	CITI	12/17/2025	—	(213,319)
USD	89,245,784	EUR	77,478,540	GSI	12/17/2025	—	(730,907)
USD	105,534,431	EUR	90,902,522	HUS	12/17/2025	—	(31,680)
USD	8,922,282	EUR	7,557,600	JPM	12/17/2025	145,557	—
USD	22,319,038	EUR	18,886,429	RBC	12/17/2025	386,017	—
USD	41,676,061	EUR	36,113,536	SCB	12/17/2025	—	(262,990)
USD	8,651,431	EUR	7,487,045	SSB	12/17/2025	—	(43,358)
USD	15,431,766	EUR	13,353,911	UBS	12/17/2025	—	(76,279)
USD	13,934,241	EUR	11,934,167	BARC	12/22/2025	71,100	—
USD	27,831,223	EUR	23,868,333	JPM	12/22/2025	104,941	—
USD	13,916,312	EUR	11,934,167	RBC	12/22/2025	53,171	—
USD	12,627,641	GBP	9,280,526	BARC	12/17/2025	342,999	—
USD	19,673,912	GBP	14,956,338	CITI	12/17/2025	—	(123,808)
USD	21,654,333	GBP	16,451,972	GSI	12/17/2025	—	(123,159)
USD	23,692,435	GBP	17,878,981	HUS	12/17/2025	26,010	—
USD	9,406,363	GBP	6,933,299	JPM	12/17/2025	228,748	—
USD	21,797,562	GBP	16,078,378	MSCS	12/17/2025	514,598	—
USD	15,153,262	GBP	11,165,050	UBS	12/17/2025	374,074	—
USD	10,527,890	JPY	1,605,762,600	CIBC	12/17/2025	232,238	—
USD	11,715,934	JPY	1,708,126,947	MSCS	12/17/2025	763,951	—
USD	11,580,680	JPY	1,769,678,379	RBC	12/17/2025	234,049	—
USD	23,736,667	JPY	3,726,047,938	BARC	12/22/2025	—	(166,095)
USD	11,868,333	JPY	1,855,580,093	BNY	12/22/2025	—	(35,294)
USD	11,868,333	JPY	1,860,913,839	GSI	12/22/2025	—	(69,511)
USD	11,868,333	JPY	1,854,403,822	HUS	12/22/2025	—	(27,749)
USD	23,736,667	JPY	3,713,673,303	SCB	12/22/2025	—	(86,711)
USD	11,868,333	JPY	1,848,994,355	SSB	12/22/2025	6,953	—
USD	26,055,000	JPY	3,974,300,728	ANZ	2/4/2026	453,165	—
USD	78,165,000	JPY	11,912,725,101	BNY	2/4/2026	1,425,053	—
USD	13,027,500	JPY	1,989,388,228	BOA	2/4/2026	212,166	—
USD	39,082,500	JPY	5,968,936,954	CITI	2/4/2026	631,524	—
USD	39,042,500	JPY	5,956,258,456	JPM	2/4/2026	673,197	—
USD	7,051,018	MXN	130,245,692	BARC	12/17/2025	—	(54,934)
USD	21,388,941	MXN	403,538,699	JPM	12/17/2025	—	(627,344)
USD	9,949,029	MXN	187,225,808	SCB	12/17/2025	—	(265,646)
USD	12,397,252	NOK	122,848,085	BARC	12/17/2025	256,166	—
USD	13,554,328	NOK	134,956,463	GSI	12/17/2025	216,571	—
USD	4,347,883	NOK	43,858,191	JPM	12/17/2025	13,375	—
USD	12,494,734	NOK	123,579,167	SCB	12/17/2025	281,396	—
USD	10,838,903	NZD	18,060,474	BARC	12/17/2025	466,400	—
USD	27,032,237	NZD	46,258,051	MSCS	12/17/2025	465,283	—
USD	11,565,213	NZD	19,314,950	TD	12/17/2025	472,238	—
USD	31,633,847	SGD	40,375,861	BARC	12/17/2025	440,240	—
USD	22,301,862	SGD	28,557,311	GSI	12/17/2025	239,037	—
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	46,096,295	SGD	59,122,554	HUS	12/17/2025	$419,357	—
						$12,839,640	$(8,887,031)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Japanese Yen	JPM	USD	155.00	Feb 2026	104,220,000	$1,189,150	$(1,697,327)
						$1,189,150	$(1,697,327)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNP	BNP Paribas
BNY	The Bank of New York Mellon
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	17

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued based on the settlement price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$259,940,155	—	$259,940,155	—
Foreign government obligations	524,546,286	—	524,546,286	—
Corporate bonds	1,183,734,416	—	1,183,734,416	—
Convertible bonds	40,164,126	—	40,164,126	—
Term loans	238,545,432	—	238,545,432	—
Collateralized mortgage obligations	149,333,562	—	149,333,562	—
Asset-backed securities	44,742,938	—	44,742,938	—
Preferred securities	116,129,246	$116,129,246	—	—
Short-term investments	40,551,331	40,551,331	—	—
Total investments in securities	$2,597,687,492	$156,680,577	$2,441,006,915	—
Derivatives:
Assets
Futures	$220,479	$220,479	—	—
Forward foreign currency contracts	12,839,640	—	$12,839,640	—
Liabilities
Futures	(1,388,080)	(1,388,080)	—	—
Forward foreign currency contracts	(8,887,031)	—	(8,887,031)	—
Written options	(1,697,327)	—	(1,697,327)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
18	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,053,876	$7,073,099	$242,980,959	$(209,500,265)	$(879)	$(1,583)	$267,829	—	$40,551,331
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	19